Overview and Summary of Significant Accounting Policies - Deferred Offering Costs (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred offering costs	$ 10	$ 0